Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)	The detail of cash and due from banks is as follows:

	2021	2020
	S/(000)	S/(000)
Cash and clearing (b)	2,363,326	2,152,432
Deposits in the BCRP (b)	10,445,851	14,102,067
Deposits in banks (c)	3,607,134	1,891,420
Accrued interest	3,350	1,879

	16,419,661	18,147,798
Restricted funds (d)	684,804	617,684

Total	17,104,465	18,765,482

Summary of legal reserve and restricted funds

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2021	2020
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	6,366,151	4,603,067
Cash in vaults	2,171,601	1,958,921

Subtotal legal reserve	8,537,752	6,561,988
Non-mandatory reserve
Overnight BCRP deposits (**)	4,079,700	9,499,000
Cash and clearing	191,673	193,461

Subtotal non-mandatory reserve	4,271,373	9,692,461

Cash balances not subject to legal reserve	52	50

Total	12,809,177	16,254,499

(d)	The Group maintains restricted funds related to:

	2021	2020
	S/(000)	S/(000)
Repurchase agreements with the BCRP (*)	419,410	542,922
Derivative financial instruments, Note 10(b)(i)	121,613	70,559
Inter-bank transfers (**)	141,681	—
Others	2,100	4,203

Total	684,804	617,684